Filed pursuant to Rule 497(e)
File Nos. 33-78944 and 811-08512
PREMIER VIT
OpCap Balanced Portfolio
OpCap Equity Portfolio
OpCap Managed Portfolio
OpCap Mid Cap Portfolio
NACM Small Cap Portfolio
NFJ Dividend Value Portfolio
(each a “Portfolio” and collectively, the “Portfolios”)
Supplement dated January 22, 2009
To the Prospectus, dated May 1, 2008
At a Special Meeting of Shareholders of the Portfolios, each a series of Premier VIT (the “Fund”), held on January 15, 2009, Shareholders of each Portfolio approved a new investment advisory agreement between the Fund, on behalf of each Portfolio, and Allianz Global Investors Fund Management LLC (“Allianz Global”). In addition, Shareholders of
•	OpCap Balanced Portfolio approved a new portfolio management agreement between Allianz Global and Oppenheimer Capital LLC (“OpCap”);

•	OpCap Equity Portfolio approved a new portfolio management agreement between Allianz Global and OpCap;

•	OpCap Managed Portfolio approved new portfolio management agreements between Allianz Global and OpCap (equity portion) and Pacific Investment Management Company LLC (income portion);

•	OpCap Mid Cap Portfolio approved a new portfolio management agreement between Allianz Global and OpCap;

•	NACM Small Cap Portfolio approved a new portfolio management agreement between Allianz Global and Nicholas-Applegate Capital Management LLC (“NACM,” replacing the interim investment advisory agreement between NACM and OpCap Advisors LLC, the Funds’ prior investment adviser, as reflected in a Supplement to the Prospectus, dated September 10, 2008); and

•	NFJ Dividend Value Portfolio approved a new portfolio management agreement between Allianz Global and NFJ Investment Group LLC.

As a result of the foregoing, any reference in the Prospectus to OpCap Advisors LLC is hereby deleted and replaced by reference to Allianz Global Investors Fund Management LLC. In addition, in the Section entitled “Fund Management”:
In the first sentence of the second paragraph, the word “subsidiary” is replaced with “affiliate.”
The second and third sentences of the second paragraph are replaced with the following: “Allianz Global is an indirect subsidiary of Allianz Global Investors of America L.P. (“AGIA”) which, together with its subsidiaries, had approximately $860 billion in assets under management as of September 30, 2008.”

PREMIER VIT
OpCap Balanced Portfolio
Supplement dated January 22, 2009
To the Prospectus, dated May 1, 2008
At a Special Meeting of Shareholders of the OpCap Balanced Portfolio (“Portfolio”), a series of Premier VIT (the “Fund”), held on January 15, 2009, Shareholders of the Portfolio approved a new investment advisory agreement between the Fund, on behalf of the Portfolio, and Allianz Global Investors Fund Management LLC (“Allianz Global”) and a new portfolio management agreement between Allianz Global and Oppenheimer Capital LLC.
As a result of the foregoing, any reference in the Prospectus to OpCap Advisors LLC is hereby deleted and replaced by reference to Allianz Global Investors Fund Management LLC. In addition, in the Section entitled “Fund Management”:
In the first sentence of the second paragraph, the word “subsidiary” is replaced with “affiliate.”
The second and third sentences of the second paragraph are replaced with the following: “Allianz Global is an indirect subsidiary of Allianz Global Investors of America L.P. (“AGIA”) which, together with its subsidiaries, had approximately $860 billion in assets under management as of September 30, 2008.”

PREMIER VIT
OpCap Equity Portfolio
Supplement dated January 22, 2009
To the Prospectus, dated May 1, 2008
At a Special Meeting of Shareholders of the OpCap Equity Portfolio (“Portfolio”), a series of Premier VIT (the “Fund”), held on January 15, 2009, Shareholders of the Portfolio approved a new investment advisory agreement between the Fund, on behalf of the Portfolio, and Allianz Global Investors Fund Management LLC (“Allianz Global”) and a new portfolio management agreement between Allianz Global and Oppenheimer Capital LLC.
As a result of the foregoing, any reference in the Prospectus to OpCap Advisors LLC is hereby deleted and replaced by reference to Allianz Global Investors Fund Management LLC. In addition, in the Section entitled “Fund Management”:
In the first sentence of the second paragraph, the word “subsidiary” is replaced with “affiliate.”
The second and third sentences of the second paragraph are replaced with the following: “Allianz Global is an indirect subsidiary of Allianz Global Investors of America L.P. (“AGIA”) which, together with its subsidiaries, had approximately $860 billion in assets under management as of September 30, 2008.”

PREMIER VIT
OpCap Managed Portfolio
Supplement dated January 22, 2009
To the Prospectus, dated May 1, 2008
At a Special Meeting of Shareholders of the OpCap Managed Portfolio (“Portfolio”), a series of Premier VIT (the “Fund”), held on January 15, 2009, Shareholders of the Portfolio approved a new investment advisory agreement between the Fund, on behalf of the Portfolio, and Allianz Global Investors Fund Management LLC (“Allianz Global”) and new portfolio management agreements between Allianz Global and Oppenheimer Capital LLC (equity portion) and Pacific Investment Management Company LLC (income portion).
As a result of the foregoing, any reference in the Prospectus to OpCap Advisors LLC is hereby deleted and replaced by reference to Allianz Global Investors Fund Management LLC. In addition, in the Section entitled “Fund Management”:
In the first sentence of the second paragraph, the word “subsidiary” is replaced with “affiliate.”
The second and third sentences of the second paragraph are replaced with the following: “Allianz Global is an indirect subsidiary of Allianz Global Investors of America L.P. (“AGIA”) which, together with its subsidiaries, had approximately $860 billion in assets under management as of September 30, 2008.”

PREMIER VIT
OpCap Mid Cap Portfolio
Supplement dated January 22, 2009
To the Prospectus, dated May 1, 2008
At a Special Meeting of Shareholders of the OpCap Mid Cap Portfolio (“Portfolio”), a series of Premier VIT (the “Fund”), held on January 15, 2009, Shareholders of the Portfolio approved a new investment advisory agreement between the Fund, on behalf of the Portfolio, and Allianz Global Investors Fund Management LLC (“Allianz Global”) and a new portfolio management agreement between Allianz Global and Oppenheimer Capital LLC.
As a result of the foregoing, any reference in the Prospectus to OpCap Advisors LLC is hereby deleted and replaced by reference to Allianz Global Investors Fund Management LLC. In addition, in the Section entitled “Fund Management”:
In the first sentence of the second paragraph, the word “subsidiary” is replaced with “affiliate.”
The second and third sentences of the second paragraph are replaced with the following: “Allianz Global is an indirect subsidiary of Allianz Global Investors of America L.P. (“AGIA”) which, together with its subsidiaries, had approximately $860 billion in assets under management as of September 30, 2008.”

PREMIER VIT
NACM Small Cap Portfolio
(formerly, OpCap Small Cap Portfolio)
Supplement dated January 22, 2009
To the Prospectus, dated May 1, 2008
At a Special Meeting of Shareholders of the NACM Small Cap Portfolio (“Portfolio”), a series of Premier VIT (the “Fund”), held on January 15, 2009, Shareholders of the Portfolio approved a new investment advisory agreement between the Fund, on behalf of the Portfolio, and Allianz Global Investors Fund Management LLC (“Allianz Global”) and a new portfolio management agreement between Allianz Global and Nicholas-Applegate Capital Management LLC (“NACM,” replacing the interim investment advisory agreement between NACM and OpCap Advisors LLC, the Funds’ prior investment adviser, as reflected in a Supplement to the Prospectus, dated September 10, 2008).
As a result of the foregoing, any reference in the Prospectus to OpCap Advisors LLC is hereby deleted and replaced by reference to Allianz Global Investors Fund Management LLC. In addition, in the Section entitled “Fund Management”:
In the first sentence of the second paragraph, the word “subsidiary” is replaced with “affiliate.”
The second and third sentences of the second paragraph are replaced with the following: “Allianz Global is an indirect subsidiary of Allianz Global Investors of America L.P. (“AGIA”) which, together with its subsidiaries, had approximately $860 billion in assets under management as of September 30, 2008.”

PREMIER VIT
NFJ Dividend Value Portfolio
Supplement dated January 22, 2009
To the Prospectus, dated May 1, 2008
At a Special Meeting of Shareholders of the NFJ Dividend Value Portfolio (“Portfolio”), a series of Premier VIT (the “Fund”), held on January 15, 2009, Shareholders of the Portfolio approved a new investment advisory agreement between the Fund, on behalf of the Portfolio, and Allianz Global Investors Fund Management LLC (“Allianz Global”) and a new portfolio management agreement between Allianz Global and NFJ Investment Group LLC.
As a result of the foregoing, any reference in the Prospectus to OpCap Advisors LLC is hereby deleted and replaced by reference to Allianz Global Investors Fund Management LLC. In addition, in the Section entitled “Fund Management”:
In the first sentence of the second paragraph, the word “subsidiary” is replaced with “affiliate.”
The second and third sentences of the second paragraph are replaced with the following: “Allianz Global is an indirect subsidiary of Allianz Global Investors of America L.P. (“AGIA”) which, together with its subsidiaries, had approximately $860 billion in assets under management as of September 30, 2008.”

PREMIER VIT
OpCap Equity Portfolio
OpCap Managed Portfolio
OpCap Mid Cap Portfolio
NACM Small Cap Portfolio
(formerly, OpCap Small Cap Portfolio)
(each a “Portfolio” and collectively, the “Portfolios”)
Supplement dated January 22, 2009
To the Prospectus, dated May 1, 2008
At a Special Meeting of Shareholders of the Portfolios, each a series of Premier VIT (the “Fund”), held on January 15, 2009, Shareholders of each Portfolio approved a new investment advisory agreement between the Fund, on behalf of each Portfolio, and Allianz Global Investors Fund Management LLC (“Allianz Global”). In addition, shareholders of
•	OpCap Equity Portfolio approved a new portfolio management agreement between Allianz Global and OpCap;

•	OpCap Managed Portfolio approved new portfolio management agreements between Allianz Global and OpCap (equity portion) and Pacific Investment Management Company LLC (income portion);

•	OpCap Mid Cap Portfolio approved a new portfolio management agreement between Allianz Global and OpCap; and

•	NACM Small Cap Portfolio approved a new portfolio management agreement between Allianz Global and Nicholas-Applegate Capital Management LLC (“NACM,” replacing the interim investment advisory agreement between NACM and OpCap Advisors LLC, the Funds’ prior investment adviser, as reflected in a Supplement to the Prospectus, dated September 10, 2008).
As a result of the foregoing, any reference in the Prospectus to OpCap Advisors LLC is hereby deleted and replaced by reference to Allianz Global Investors Fund Management LLC. In addition, in the Section entitled “Fund Management”:
In the first sentence of the second paragraph, the word “subsidiary” is replaced with “affiliate.”
The second and third sentences of the second paragraph are replaced with the following: “Allianz Global is an indirect subsidiary of Allianz Global Investors of America L.P. (“AGIA”) which, together with its subsidiaries, had approximately $860 billion in assets under management as of September 30, 2008.”

PREMIER VIT
OpCap Balanced Portfolio
OpCap Equity Portfolio
OpCap Managed Portfolio
OpCap Mid Cap Portfolio
NACM Small Cap Portfolio
NFJ Dividend Value Portfolio
(each a “Portfolio” and collectively, the “Portfolios”)
Supplement dated January 22, 2009
To the Statement of Additional Information (“SAI”), dated May 1, 2008
At a Special Meeting of Shareholders of the Portfolios (the “Meeting”), each a series of Premier VIT (the “Fund”), Shareholders of each Fund approved a new investment advisory agreement between the Fund, on behalf of each Portfolio, and Allianz Global Investors Fund Management LLC (“Allianz Global”). In addition, shareholders of
•	OpCap Balanced Portfolio approved a new portfolio management agreement between Allianz Global and Oppenheimer Capital LLC (“OpCap”);

•	OpCap Equity Portfolio approved a new portfolio management agreement between Allianz Global and OpCap;

•	OpCap Managed Portfolio approved new portfolio management agreements between Allianz Global and OpCap (equity portion) and Pacific Investment Management Company LLC (income portion);

•	OpCap Mid Cap Portfolio approved a new portfolio management agreement between Allianz Global and OpCap;

•	NACM Small Cap Portfolio approved a new portfolio management agreement between Allianz Global and Nicholas-Applegate Capital Management LLC (NACM,” replacing the interim investment advisory agreement between NACM and OpCap Advisors LLC, the Portfolio’s prior investment adviser, as reflected in a Supplement to the Prospectus, dated September 10, 2008); and

•	NFJ Dividend Value Portfolio approved a new portfolio management agreement between Allianz Global and NFJ Investment Group LLC.

Election of new Trustees
At the Meeting, shareholders of the Fund elected a slate of seven new Trustees of the Fund replacing the former Trustees, who then resigned.
As a result of the foregoing, any reference in the SAI to OpCap Advisors LLC is hereby deleted and replaced by reference to Allianz Global Investors Fund Management LLC.
In addition, the Section of the SAI titled “Trustees and Officers” is revised as follows:
Trustees and Officers.      The tables for the Trustees and Officers are replaced with the following tables. Also, in the last sentence of the introductory paragraph, the phrase “As of March 31, 2008” is replaced with “As of January 16, 2009”:

			Number of
			Portfolios in
			Fund
Name,	Position(s)		Complex
Address	Held with the	Principal Occupation(s)	Overseen by	Other Directorships
and Date of Birth	Fund**	During the Past 5 Years	Trustee	Held by Trustee

Independent Trustees***

Paul Belica 09/27/1921	Trustee since January 2009	Retired. Formerly, Director, Student Loan Finance Corp., Education Loans, Inc., Goal Funding, Inc., Goal Funding II, Inc. and Surety Loan Fund, Inc. Formerly, Manager of Stratigos Fund LLC, Whistler Fund LLC, Xanthus Fund LLC & Wynstone Fund LLC.	47	None

Robert E. Connor 09/17/1934	Trustee since January 2009	Retired. Formerly, Senior Vice President, Corporate Office, Smith Barney Inc.	47	None

Hans W. Kertess 07/12/1939	Trustee since January 2009	President, H. Kertess & Co., a financial advisory company. Formerly, Managing Director, Royal Bank of Canada Capital Markets.	47	None

William B. Ogden, IV 01/11/1945	Trustee since January 2009	Asset Management Industry Consultant. Formerly, Managing Director, Investment Banking Division of Citigroup Global Markets Inc.	47	None

R. Peter Sullivan III 09/04/1941	Trustee since January 2009	Retired. Formerly, Managing Partner, Bear Wagner Specialists LLC, specialist firm on the New York Stock Exchange.	47	None

Diana L. Taylor 02/16/1955	Trustee since January 2009	Managing Director, Wolfensohn & Co, 2007-present. Formerly, Superintendent of Banks, State of New York, 2003-2007.	43	Brookfield Properties Corporation, Sotheby’s and Federal National Mortgage Association Fannie Mae

Interested Trustee

John C. Maney**** 08/03/1959	Trustee since January 2009	Management Board of Allianz Global Investors Fund Management LLC; Management Board and Managing Director of Allianz Global Investors of America L.P. since January 2005 and also Chief Operating Officer of Allianz Global Investors of America L.P. since November 2006.	79	None
** Under the Fund’s By-Laws, each Trustee shall serve until his or her successor is elected and qualified. The Trustees have not previously served as Trustees (prior to January 15, 2009) or Officers of the Fund.
*** “Independent Trustees” are those Trustees who are not “interested persons” of the Fund, as defined in the 1940 Act.
**** Mr. Maney is an “interested person” of the Fund due to his affiliation with Allianz Global Investors of America L.P. In addition to Mr. Maney’s positions set forth in the table above, he holds the following positions with affiliated persons: Management Board, Managing Director and Chief Operating Officer of Allianz Global Investors of America L.P., Allianz Global Investors of America LLC and Allianz-Pac Life Partners LLC; Member — Board of Directors and Chief Operating Officer of Allianz Global Investors of America Holdings Inc. and Oppenheimer Group, Inc.; Managing Director and Chief Operating Officer of Allianz Global Investors NY Holdings LLC; Management Board and Managing Director of Allianz Global Investors U.S. Holding LLC; Managing Director and Chief Financial Officer of Allianz Hedge Fund Partners Holding L.P.; Managing Director and Chief Operating Officer of Allianz Global Investors U.S. Retail LLC; Member — Board of Directors and Managing Director of Allianz Global Investors Advertising Agency Inc.; Compensation Committee of NFJ Investment Group LLC.; Management Board of Allianz Global Investors Fund Management LLC, Allianz Global Investors Managed Partners LLC, Nicholas-Applegate Holdings LLC and OpCap Advisors LLC; Member — Board of Directors of PIMCO Global Advisors (Resources) Limited; and Executive Vice President of PIMCO Japan Ltd.

Officers

Term of
Office and
Name,	Position(s)	Length of
Address	Held with the	Time	Principal Occupation(s)
and Date of Birth	Fund	Served+	During the Past 5 Years

Brian S. Shlissel 1345 Avenue of the Americas, 3rd Floor New York, NY 10105 11/14/1964	President & Chief Executive Officer	Since September 2002	Executive Vice President, Director of Fund Administration, Allianz Global Investors Fund Management LLC; Executive Vice President of OpCap Advisors LLC; President and Chief Executive Officer of 35 funds in the Fund Complex; Treasurer, Principal Financial and Accounting Officer of 44 funds in the Fund Complex and The Korea Fund, Inc. Formerly, Trustee of 6 funds in the Fund Complex (2002-2008).

Lawrence G. Altadonna 1345 Avenue of the Americas, 3rd Floor New York, NY 10105 03/10/1966	Treasurer, Principal Financial and Accounting Officer	Since September 2002	Senior Vice President, Allianz Global Investors Fund Management LLC and OpCap Advisors LLC; Treasurer, Principal Financial and Accounting Officer of 35 funds in the Fund Complex; Assistant Treasurer of 44 funds in the Fund Complex and The Korea Fund, Inc.

Thomas J. Fuccillo 1345 Avenue of the Americas, 4th Floor New York, NY 10105 03/22/1968	Vice President, Secretary and Chief Legal Officer	Since December 2004	Executive Vice President, Chief Legal Officer and Secretary of Allianz Global Investors Fund Management LLC and Allianz Global Investors Solutions LLC; .; Executive Vice President of Allianz Global Investors of America L.P Vice President, Secretary and Chief Legal Officer of 79 funds in the Fund Complex; Secretary and Chief Legal Officer of The Korea Fund, Inc. Formerly, Vice President and Associate General Counsel, Neuberger Berman, LLC, 1991-2004.

Youse Guia 680 Newport Center Drive Suite 250 Newport Beach, CA 92660 09/03/1972	Chief Compliance Officer	Since October 2004	Senior Vice President and Chief Compliance Officer of Allianz Global Investors of America L.P.; Chief Compliance Officer of 79 funds in the Fund Complex and The Korea Fund, Inc. Formerly, Vice President, Group Compliance Manager, Allianz Global Investors of America L.P., 2002-2004.

William V. Healey 1345 Avenue of the Americas, 4th Floor New York, NY 10105 07/28/1953	Assistant Secretary	Since December 2006	Executive Vice President, Chief Legal Officer of Allianz Global Investors U.S. Retail LLC, Allianz Global Investors of America L.P.; Executive Vice President, Chief Legal Officer and Secretary, Allianz Global Investors Advertising Agency Inc., Allianz Global Investors Managed Accounts LLC and Allianz Global Investors Distributors LLC; Executive Vice President, Chief Legal Officer, Chief Compliance Officer and Secretary of OpCap Advisors LLC; Assistant Secretary of 79 funds in the Fund Complex. Formerly, Vice President and Associate General Counsel, Prudential Insurance Company of America; Executive Vice President and Chief Legal Officer, The Prudential Investments, 1998-2005.

Richard H. Kirk 1345 Avenue of the Americas, 4th Floor New York, NY 10105 04/06/1961	Assistant Secretary	Since December 2006	Senior Vice President, Allianz Global Investors of America L.P., since 2004. Senior Vice President, Associate General Counsel, Allianz Global Investors Distributors LLC. Assistant Secretary of 79 funds in the Fund Complex. Formerly, Vice President, Counsel, The Prudential Insurance Company of America/American Skandia, 2002-2004.

Kathleen A. Chapman 1345 Avenue of the Americas, 4th Floor New York, NY 10105 11/11/1954	Assistant Secretary	Since December 2006	Assistant Secretary of 79 funds in the Fund Complex. Formerly, Manager — Individual Investor Group Advisory Law, Morgan Stanley (2004-2005); Paralegal and Assistant Corporate Secretary, Prudential Financial, Inc. (formerly American Skandia, Inc.) (1996-2004).

Lagan Srivastava 1345 Avenue of the Americas, 4th Floor New York, NY 10105 09/20/1977	Assistant Secretary	Since December 2006	Assistant Secretary of 79 funds in the Fund Complex and The Korea Fund, Inc. Formerly, Research Assistant, Dechert LLP, 2004-2005; Research Assistant, Swidler Berlin Shereff Friedman LLP, 2002-2004.

Scott Whisten 1345 Avenue of the Americas, 3rd Floor New York, NY 10105 03/13/1971	Assistant Treasurer	Since February 2007	Vice President, Allianz Global Investors Fund Management LLC and OpCap Advisors LLC; Assistant Treasurer of 79 funds in the Fund Complex. Formerly, Accounting Manager, Prudential Investments, 2000-2005.

Richard J. Cochran 01/23/1961	Assistant Treasurer	Since June 2008	Vice President, Allianz Global Investors Fund Management LLC; Assistant Treasurer of 79 funds in the Fund Complex; formerly, Tax manager, Teachers Insurance Annuity Association/College Retirement Equity Fund (TIAA-CREF) (2002-2008).
+ Under the Fund’s By-Laws, an officer serves for one year and until his or her successor is elected or qualified, or until he or she sooner dies, resigns, is removed or becomes disqualified. Officers hold office at the pleasure of the Trustees.

Portfolio Managers — The first and second sentences are replaced with the following:
Allianz Global is an indirect subsidiary of Allianz Global Investors of America L.P. (“AGIA”) which, together with its subsidiaries, had approximately $860 billion in assets under management as of September 30, 2008.
The Investment Adviser — The second, third and fourth paragraphs of this subsection are replaced with the following:
Allianz Global, a Delaware limited liability company, has acted as an investment manager since 2000, and serves as adviser to various affiliated open-end and closed-end funds. Allianz Global is an indirect subsidiary of Allianz Global Investors of America L.P. (“AGIA”) which, together with its subsidiaries, had approximately $860 billion in assets under management as of September 30, 2008. AGIA was organized as a limited partnership under Delaware law in 1987. AGIA’s sole general partner is Allianz-Paclife Partners LLC. Allianz-Paclife Partners LLC is a Delaware limited liability company whose sole member is Allianz Global Investors U.S. Holding LLC, a Delaware limited liability company.
The sole member of Allianz Global Investors U.S. Holding LLC is Allianz Global Investors of America LLC. Allianz Global Investors of America LLC has two members, Allianz of America, Inc. (“Allianz of America”), a Delaware corporation which owns a 99.9% non-managing interest, and Allianz Global Investors of America Holdings Inc., a Delaware corporation which owns a 0.01% managing interest. Allianz of America is a wholly-owned subsidiary of Allianz SE. Allianz Global Investors of America Holdings Inc. is a wholly-owned subsidiary of Allianz Global Investors Aktiengesellschaft, which is an indirect subsidiary of Allianz SE. Allianz SE indirectly holds a controlling interest in AGIA. Allianz SE is a European-based, multinational insurance and financial services holding company.
The Advisory Agreement. In the first sentence of the first paragraph, the date “November 5, 1997” is replaced with “January 15, 2009”; in the first sentence of the second paragraph, the date “February 8, 2005” is replaced with “January 15, 2009”; in the second sentence of the second paragraph, the date “April 1, 2003” is replaced with “January 15, 2009”; and in the fourth sentence of the second paragraph, the date “March 1, 2000” is replaced with “January 15, 2009”.
Description of Proxy Voting Policy and Procedures
The following is added:
Nicholas-Applegate Capital Management LLC (“NACM”)
Nicholas-Applegate Capital Management takes seriously the responsibility of voting proxies on behalf of our clients. Our policies and procedures are designed to meet all applicable fiduciary standards and to protect the rights and enhance the economic welfare of those to whom we owe a fiduciary duty.

A Proxy Committee, including executive, investment, sales, marketing, compliance and operations personnel, is responsible for establishing our policies and procedures. The Committee reviews these policies and procedures on a regular basis and makes such changes as it believes are necessary. Our guidelines and voting actions are to a large extent aligned with the voting recommendations of Glass Lewis, a third-party proxy voting service to which we subscribe.
We vote all proxies received according to our written guidelines, Glass Lewis recommendations and/or investment team input. Our guidelines address such general areas as elections of directors and auditors, corporate defenses, corporate governance, mergers and acquisitions, corporate restructuring, state of incorporation, proxy contest issues, executive compensation, employee considerations and social issue proposals.
The guidelines contained herein reflect our normal voting position on certain issues, and may not apply in every situation. The guidelines are intended to generally cover both U.S. and international proxy voting, although due to country differences and requirements, international proxy voting may differ depending on individual facts and circumstances. Even when our guidelines specify how we normally vote on particular issues, we may change the vote if it is reasonably determined to be in our client’s best interest. In certain cases, we will vote a specific account outside of our policy upon client request.
To ensure that voting responsibilities are met, the Committee has established operational procedures to have client proxies reconciled against client holdings to ensure ballots are received and voted. The procedures are also intended to ensure that proxies are voted consistent with voting guidelines, that the proxy analysis is used for each issue,and all votes are recorded. Any variance from stated policy is carefully noted, including the reason for the variance. In some circumstances NACM is not notified of a ballot to vote, therefore resulting in a non-voted ballot.
The proxy voting and record keeping are provided through a third party vendor, Glass Lewis. Prior to October 31, 2006 we were using Institutional Shareholder Services (ISS) for this service. We maintain proxy voting records for all applicable accounts and make these records available to clients at their request.